As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace - 2.8%
Raytheon Co.	7,000	356,090
United Technologies Corp.	4,400	372,460
		728,550
Agricultural Equipment - 1.7%
AGCO Corp. (a)	8,000	439,760

Beverages - 3.2%
Hansen Natural Corp. (a)	7,000	421,610
PepsiCo, Inc.	6,500	418,665
		840,275
Biotechnology - 2.1%
Gilead Sciences, Inc. (a)	13,000	551,720

Chemicals - 4.8%
Air Products & Chemicals, Inc.	3,500	315,630
Celanese Corp.	10,500	465,885
Dow Chemical Co.	12,500	471,875
		1,253,390
Construction & Services - 2.8%
Flowserve Corp.	2,500	322,000
Fluor Corp.	5,500	405,130
		727,130
Drugs - 2.1%
Novartis AG - ADR	10,000	543,500

Electrical Equipment - 1.8%
General Electric Co.	23,000	461,150

Energy - 10.7%
Apache Corp.	2,000	261,840
Chevron Corp.	5,400	580,122
Devon Energy Corp.	5,500	504,735
Marathon Oil Corp.	11,000	586,410
Noble Corp. (b)	6,000	273,720
Petroleo Brasileiro S.A. Petro - ADR	5,500	222,365
Schlumberger Ltd. (b)	4,000	373,040
		2,802,232
Financial Services - 4.7%
American Express Co.	12,000	542,400
Goldman Sachs Group, Inc.	2,000	316,940
Mastercard, Inc.	1,500	377,580
		1,236,920
Food Services - 2.0%
Yum Brands, Inc.	10,000	513,800

Health Care Services - 3.7%
AmerisourceBergen Corp.	7,500	296,700
Johnson & Johnson	2,000	118,500

UnitedHealth Group, Inc.	12,000	542,400
		957,600
Instrumentation - 1.6%
Thermo Fisher Scientific, Inc. (a)	7,500	416,625

Insurance - 2.8%
ACE Ltd. (b)	7,000	452,900
MetLife, Inc.	6,000	268,380
		721,280
Leisure - 1.2%
Carnival Corp. (b)	8,500	326,060

Machinery - 5.2%
Caterpillar, Inc.	3,000	334,050
Cummins, Inc.	4,750	520,695
Joy Global, Inc.	5,000	494,050
		1,348,795
Media - 0.9%
Walt Disney Co.	5,500	236,995

Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	5,000	277,750

Office Equipment - 7.8%
Apple, Inc. (a)	2,000	696,900
EMC Corp. (a)	20,000	531,000
Hewlett-Packard Co.	2,000	81,940
International Business Machines Corp.	2,000	326,140
Western Digital Corp. (a)	10,500	391,545
Xyratex Ltd. (a) (b)	2,000	22,360
		2,049,885
Real Estate - 1.0%
Plum Creek Timber Co., Inc. - REIT	6,000	261,660

Retail - 3.0%
Macy's, Inc.	10,000	242,600
TJX Companies, Inc.	11,000	547,030
		789,630
Semiconductors - 6.5%
Atheros Communications, Inc. (a)	9,000	401,850
Intel Corp.	25,000	504,250
KLA-Tencor Corp.	10,000	473,700
NVE Corp. (a)	5,500	309,870
		1,689,670
Services - 9.5%
Accenture PLC (b)	6,500	357,305
Amazon.com, Inc. (a)	2,200	396,286
Demand Media, Inc. - Class B (a)	17,500	412,125
Google, Inc. (a)	800	468,968
Rackspace Hosting, Inc. (a)	12,000	514,200
United Parcel Service, Inc.	4,400	327,008
		2,475,892
Software - 3.3%
Microsoft Corp.	14,000	355,040
Oracle Corp.	15,000	500,550
		855,590

Specialty Retail - 8.1%
Autozone, Inc. (a)	1,250	341,950
Coach, Inc.	5,000	260,200
Home Depot, Inc.	13,500	500,310
Nike, Inc. - Class B	4,000	302,800
Sherwin Williams Co.	2,200	184,778
Sotheby's	10,000	526,000
		2,116,038
Telecommunications - 1.1%
NII Holdings, Inc. (a)	7,000	291,690

Transportation - 3.6%
J.B. Hunt Transport Services, Inc.	10,000	454,200
Union Pacific Corp.	5,000	491,650
		945,850
TOTAL COMMON STOCKS (Cost $19,304,758)		$25,859,437

SHORT TERM INVESTMENT - 1.2%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z, 0.067% (c)	314,242	314,242
TOTAL SHORT TERM INVESTMENTS (Cost $314,242)		$314,242

Total Investments (Cost $19,619,000) - 100.2%		$26,173,679
Liabilities in Excess of Other Assets - (0.2)%		(61,718)
TOTAL NET ASSETS - 100.0%		$26,111,961

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
REIT Real Estate Investment Trust
(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2011

On March 31, 2011, the cost of investments for federal income tax purposes was approximately $19,619,000. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$ 6,685,900
Unrealized depreciation	(131,221)
Net unrealized depreciation	$ 6,554,679

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statemnts section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of March 31, 2011, the Fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks*	$ 25,859,437	$ -	$ -	$25,859,437
Short-Term Investments	314,242	-	-	314,242
Total Investments	$ 26,173,679	$ -	$ -	$26,173,679

* Please see above for further industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)  /s/ Robert P. Morse
                                            Robert P. Morse President

Date  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                              Robert P. Morse, President

Date  May 25, 2011

By (Signature and Title)* /s/ Jian. H. Wang
                                             Jian H. Wang, Treasurer

Date  May 25, 2011

* Print the name and title of each signing officer under his or her signature.